S000001151 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	257 Months Ended	270 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA 1–Year U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.48%	2.03%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	2.75%	2.19%
Performance Inception Date				Jul. 31, 2004
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	2.54%	2.01%
Performance Inception Date					Jun. 30, 2003
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.71%	1.32%	1.08%
Performance Inception Date					Jun. 30, 2003
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.22%	1.41% [1]	1.13% [1]
Performance Inception Date					Jun. 30, 2003

[1]
The “After Taxes on Distributions and Sale of Fund Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.